Expenses by Nature - Summary of Employee Benefits Expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Expense By Nature [Abstract]
Wages, salaries and bonuses	¥ 2,562	¥ 2,688	¥ 2,518
Welfare, medical and other expenses	566	508	453
Share-based compensation expenses	670	823	752
Contribution to pension plans	192	205	192
Employee benefits expense	¥ 3,990	¥ 4,224	¥ 3,915